Subsequent event (Details) $ in Thousands	Nov. 30, 2026 MXN ($)	May 31, 2026 MXN ($)	Apr. 24, 2026 MXN ($) installment	Mar. 13, 2026	Apr. 25, 2025 installment	Apr. 26, 2024 installment	Apr. 21, 2023 installment
Subsequent event
Number of installments for payment of a cash dividend					2	2	2
Leasing arrangement | Mexico City International Airport
Subsequent event
Agreement amending the lease agreement				5 years
Declaration of Dividend
Subsequent event
Number of installments for payment of a cash dividend			2
Dividend payment | $	$ 2,450,000	$ 2,450,000	$ 4,900,000